Document And Entity Information	Nov. 30, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	LINKBANCORP, Inc.
Entity Central Index Key	0001756701
Entity Emerging Growth Company	true
Entity File Number	001-41505
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	82-5130531
Entity Address, Address Line One	1250 Camp Hill Bypass, Suite 202
Entity Address, City or Town	Camp Hill
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17011
City Area Code	855
Local Phone Number	569-2265
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	LNKB
Security Exchange Name	NASDAQ
Amendment Description	On November 30, 2023, LINKBANCORP, Inc., a Pennsylvania corporation ("LINK"), completed its previously announced combination with Partners Bancorp, a Maryland corporation ("Partners"), pursuant to the Agreement and Plan of Merger, dated February 22, 2023, by and between LINK and Partners (the "Merger Agreement"). At the closing, Partners merged with and into LINK, with LINK as the surviving entity (the "Merger"). On November 30, 2023, immediately following the Merger, The Bank of Delmarva, a Delaware chartered bank and a wholly-owned direct subsidiary of Partners (“TBOD”), merged with and into LINKBANK, a Pennsylvania bank and a wholly-owned subsidiary of LINK (“LINKBANK”), with LINKBANK as the surviving bank (the “TBOD Bank Merger”). On November 30, 2023, immediately following the TBOD Bank Merger, Virginia Partners Bank, a Virginia chartered bank and a wholly-owned direct subsidiary of Partners, merged with and into LINKBANK, with LINKBANK as the surviving bank.On December 1, 2023, the Company filed a Current Report on Form 8-K reporting the completion of the Merger (the "Original Report"). This Amendment No. 1 to the Original Report is being filed with the Securities and Exchange Commission (the "Commission") solely to amend and supplement item 9.01 of the Original Report, as described in Item 9.01 below. This Amendment No. 1 makes no other amendments to the Original Report.